Operating segment and geographic data	12 Months Ended
Dec. 31, 2016
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

The Chief Operating Decision Maker (CODM) is the Chief Executive Officer. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company’s operating segments consist of Electrification Products, Discrete Automation and Motion, Process Automation and Power Grids. The remaining operations of the Company are included in Corporate and Other.

Effective January 1, 2016, the Company reorganized its operating segments with the aim of delivering more customer value in a better, more focused way from its combined power and automation offering. The new Electrification Products segment includes the business of the former Low Voltage Products segment and the Medium Voltage Products business from the former Power Products segment. The Process Automation segment has been expanded to include the Distributed Control Systems business from the former Power Systems segment, while the remaining businesses of the former Power Products and Power Systems segments were combined to form the new Power Grids segment. There were no significant changes to the Discrete Automation and Motion segment.

In addition, commencing in 2016, the Company changed its method of allocating income taxes to its operating segments whereby tax assets are primarily accounted for in Corporate and Other. As a result, certain amounts relating to current and deferred tax assets previously reported within the total segment assets of each individual operating segment have been allocated to Corporate and Other.

The segment information for 2015 and 2014, and at December 31, 2015 and 2014, has been recast to reflect these organizational and allocation changes.

A description of the types of products and services provided by each reportable segment is as follows:

•         Electrification Products: manufactures and sells products and services including low- and medium-voltage switchgear (air and gas insulated), breakers, switches, control products, DIN rail components, automation and distribution enclosures, wiring accessories and installation material for many kinds of applications.

•         Discrete Automation and Motion: manufactures and sells motors, generators, variable speed drives, robots and robotics, solar inverters, wind converters, rectifiers, excitation systems, power quality and protection solutions, electric vehicle fast charging infrastructure, components and subsystems for railways, and related services for a wide range of applications in discrete automation, process industries, transportation and utilities.

•         Process Automation: develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry-specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, chemical and pharmaceuticals, and power industries.

•         Power Grids: supplies power and automation products, systems, and service and software solutions for power generation, transmission and distribution to utility, industry, transportation and infrastructure customers. These offerings address evolving grid developments which include the integration of renewables, network control, digital substations, microgrids and asset management. The segment also manufactures a wide range of power, distribution and traction transformers, an array of high-voltage products, including circuit breakers, switchgear, capacitors and power transmission systems.

•         Corporate and Other: includes headquarters, central research and development, the Company’s real estate activities, Group Treasury Operations, historical operating activities of certain divested businesses, and other minor business activities.

The Company evaluates the profitability of its segments based on Operational EBITA. In 2016, the Company modified the definition of its measure of segment profit to also exclude changes in estimates relating to opening balance sheets of acquired businesses (changes in pre-acquisition estimates) and non-operational pension cost, which comprises: (a) interest cost, (b) expected return on plan assets, (c) amortization of prior service cost (credit), (d) amortization of net actuarial loss, and (e) curtailments, settlements and special termination benefits.

After these revisions, Operational EBITA represents Income from operations excluding: (i) amortization expense on intangibles arising upon acquisitions (acquisition-related amortization), (ii) restructuring and restructuring-related expenses, (iii) non-operational pension cost, (iv) changes in pre-acquisition estimates, (v) gains and losses from sale of businesses, acquisition-related expenses and certain non-operational items, as well as (vi) foreign exchange/commodity timing differences in income from operations consisting of: (a) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (b) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (c) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities).

The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company’s consolidated Operational EBITA. Intersegment sales and transfers are accounted for as if the sales and transfers were to third parties, at current market prices.

The following tables present segment revenues, Operational EBITA, the reconciliations of consolidated Operational EBITA to income from continuing operations before taxes, as well as depreciation and amortization, and capital expenditures for 2016, 2015 and 2014, as well as total assets at December 31, 2016, 2015 and 2014.

	2016
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	8,744	548	9,292

Discrete Automation and Motion	8,169	545	8,714
Process Automation	6,448	150	6,598
Power Grids	10,408	567	10,975
Corporate and Other	59	1,553	1,612
Intersegment elimination	—	(3,363)	(3,363)

Consolidated	33,828	—	33,828

	2015
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	8,932	615	9,547

Discrete Automation and Motion	8,492	635	9,127
Process Automation	7,104	120	7,224
Power Grids	10,876	745	11,621
Corporate and Other	77	1,459	1,536
Intersegment elimination	—	(3,574)	(3,574)

Consolidated	35,481	—	35,481

	2014
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,826	746	10,572

Discrete Automation and Motion	9,296	846	10,142
Process Automation	8,490	128	8,618
Power Grids	11,533	985	12,518
Corporate and Other	685	1,652	2,337
Intersegment elimination	—	(4,357)	(4,357)

Consolidated	39,830	—	39,830

($ in millions)	2016	2015	2014
Operational EBITA:

Electrification Products	1,528	1,561	1,739
Discrete Automation and Motion	1,195	1,295	1,595
Process Automation	824	863	1,045
Power Grids	1,021	877	607
Corporate and Other and Intersegment elimination	(377)	(387)	(452)

Consolidated Operational EBITA	4,191	4,209	4,534

Acquisition-related amortization	(279)	(310)	(380)
Restructuring and restructuring-related expenses(1)	(543)	(674)	(235)
Non-operational pension cost(2)	(38)	(19)	(59)
Changes in pre-acquisition estimates(2)	(131)	(21)	—
Gains and losses on sale of businesses, acquisition-related expenses
and certain non-operational items	(173)	(120)	482
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	(65)	67	(223)
Realized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	(5)	(68)	(42)
Unrealized foreign exchange movements on receivables/payables (and
related assets/liabilities)	30	(15)	101

Income from operations	2,987	3,049	4,178

Interest and dividend income	73	77	80
Interest and other finance expense	(261)	(286)	(362)

Income from continuing operations before taxes	2,799	2,840	3,896

(1)                 Amounts also include the incremental implementation costs in relation to the White Collar Productivity program.

(2)                 As described above, in 2016, the Company modified the definition of its measure of segment profit to also exclude changes in pre-acquisition estimates and non-operational pension cost. Amounts presented for 2015 and 2014 have been adjusted to conform to the new definition.

F-

	Depreciation and						Total assets(1)
	amortization			Capital expenditure(1)			at December 31,
($ in millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Electrification Products	305	316	341	200	210	248	9,523	9,474	10,552

Discrete Automation and Motion	292	295	309	128	145	192	8,465	9,223	10,131
Process Automation	74	79	90	51	56	47	4,153	4,662	5,200
Power Grids	266	280	336	203	191	242	8,980	9,422	10,632
Corporate and Other	198	190	229	249	274	297	8,378	8,575	8,337

Consolidated	1,135	1,160	1,305	831	876	1,026	39,499	41,356	44,852

(1)                 Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Geographic information

Geographic information for revenues and long-lived assets was as follows:

				Long-lived
				assets at
	Revenues			December 31,
($ in millions)	2016	2015	2014	2016	2015
Europe	11,315	11,602	13,745	2,768	3,253

The Americas	9,741	10,554	11,490	1,100	1,113
Asia, Middle East and Africa	12,772	13,325	14,595	875	910

Total	33,828	35,481	39,830	4,743	5,276

Revenues by geography reflect the location of the customer. Approximately 19 percent, 20 percent and 19 percent of the Company’s total revenues in 2016, 2015 and 2014, respectively, came from customers in the United States. Approximately 13 percent of the Company’s total revenues in 2016, 2015 and 2014, respectively, were generated from customers in China. In 2016, 2015 and 2014, more than 98 percent of the Company’s total revenues were generated from customers outside Switzerland.

Long-lived assets represent “Property, plant and equipment, net” and are shown by location of the assets. At December 31, 2016, approximately 17 percent, 17 percent and 10 percent of the Company’s long-lived assets were located in Switzerland, the U.S. and Sweden, respectively. At December 31, 2015, approximately 16 percent were located in each of Switzerland, the U.S. and Sweden.

The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.

Realignment of segments

On October 4, 2016, the Company announced a planned change in the composition of the business portfolio of its four segments. Effective January 1, 2017, the scope of the Electrification Products segment has been expanded to include the electric vehicle charging, solar, and power quality businesses from the Discrete Automation and Motion segment.

In addition, the Discrete Automation and Motion segment has been renamed the Robotics and Motion segment while the Process Automation segment has been renamed the Industrial Automation segment.